Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of New and Revised IFRSs

The Group has adopted the following revised IFRS Accounting Standards for the first time for the current year’s financial statements.

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Classification of Liabilities as Current or Non-current (the “2020 Amendments”)
Amendments to IAS 1	Non-current Liabilities with Covenants (the “2022 Amendments”)
Amendments to IAS 7 IFRS 7	Supplier Finance Arrangements
IFRS 18	Presentation and Disclosure in Financial Statements[3]
IFRS 19	Subsidiaries without Public Accountability: Disclosures[3]
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments[2]
Amendments to IFRS 10 and IFRS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[4]
Amendments to IAS 21	Lack of Exchangeability[1]
Annual Improvements to IFRS	Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7[2]
Accounting Standards – Volume 11
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity[2]

[1]	Effective for annual periods beginning on or after January 1, 2025
[2]	Effective for annual periods beginning on or after January 1, 2026
[3]	Effective for annual/reporting periods beginning on or after January 1, 2027
[4]	No mandatory effective date yet determined but available for adoption

Schedule of Property, Plant and Equipment of Annual Rates	The principal annual rates used for this purpose are as follows:
Buildings	4.75%
Leasehold improvements	20% to 33.33%
Furniture and equipment	9.5% to 31.67%
Motor vehicles	23.75%

Schedule of Intangible Assets are Amortized on the Straight-Line Basis	Intangible assets are amortized on the straight-line basis over the following useful economic lives:
Software	3 to 10 years
Patent	14 years
License	20 years

Schedule of Right-of-Use assets of the Lease Terms and the Estimated Useful Lives of the Assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:
Leasehold land	30 years
Buildings	2 to 7 years